Eaton Vance

New York Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 149.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$475	$479,684
		$479,684
Education — 21.4%
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	$4,000	$5,195,040
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	756,806
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	252,298
New York Dormitory Authority, (Fordham University), Prerefunded to 7/1/21, 5.50%, 7/1/36	1,000	1,064,830
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	4,000	5,174,200
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	342,823
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	422,584
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,031,360
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	284,203
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	745,599
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,386,882
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	125	147,579
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	25	29,036
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	40	46,097
		$17,879,337
Electric Utilities — 5.9%
Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	$4,000	$4,897,120
		$4,897,120
Escrowed/Prerefunded — 8.9%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/30	$130	$132,079
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/40	960	975,350
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	4,000	4,164,920
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/21, 5.00%, 5/1/32	1,000	1,049,150
Onondaga Civic Development Corp., (St. Joseph's Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,097,880
		$7,419,379
General Obligations — 3.1%
Illinois, 5.00%, 10/1/33	$1,300	$1,628,133
Washingtonville Central School District, 0.05%, 6/15/35	300	214,917
Washingtonville Central School District, 0.05%, 6/15/36	300	207,945
Washingtonville Central School District, 0.05%, 6/15/37	300	202,128
Washingtonville Central School District, 0.05%, 6/15/38	300	196,071
Washingtonville Central School District, 0.05%, 6/15/39	220	140,243
		$2,589,437
Hospital — 8.8%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/47	$1,000	$1,075,880
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	2,960	3,446,772
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	355	411,726
New York Dormitory Authority, (Mount Sinai Hospital), Prerefunded to 7/1/20, 5.00%, 7/1/26	1,000	1,013,880
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 3.00%, 7/1/48	300	322,110
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,122,808
		$7,393,176

Eaton Vance

New York Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value
Housing — 3.1%
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	$2,625	$2,631,326
		$2,631,326
Industrial Development Revenue — 4.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$980	$1,417,090
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(2)	2,500	2,699,250
		$4,116,340
Insured-Education — 2.2%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,806,337
		$1,806,337
Insured-General Obligations — 3.9%
Nassau County, (AGM), 5.00%, 7/1/42	$1,400	$1,748,852
Nassau County, (AGM), 5.00%, 4/1/43(1)	1,200	1,519,248
Nassau County, (AGM), 5.00%, 4/1/43	20	25,321
		$3,293,421
Insured-Other Revenue — 5.9%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$2,123,485
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,837,868
		$4,961,353
Insured-Transportation — 9.0%
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$2,000	$2,329,200
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,000	1,106,060
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	2,500	2,750,200
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,368,950
		$7,554,410
Lease Revenue/Certificates of Participation — 13.8%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$4,000	$4,947,960
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/31(1)	5,000	6,599,600
		$11,547,560
Other Revenue — 15.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$2,292,451
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	5,200	6,685,588
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,464,749
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,152,760
		$12,595,548
Senior Living/Life Care — 2.6%
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	$180	$217,793
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	170	201,341
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/40	175	204,960
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	940,123
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	102,501
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	241,803
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	241,406
		$2,149,927

Eaton Vance

New York Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000's omitted)	Value
Special Tax Revenue — 16.4%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$1,185	$1,222,114
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	915	944,216
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	4,000	5,060,120
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,504,120
		$13,730,570

Transportation — 11.6%
New York Thruway Authority, 3.00%, 1/1/46	$2,165	$2,328,912
New York Thruway Authority, 4.00%, 1/1/45	1,625	1,932,060
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/39	350	436,902
Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	4,000	5,013,960
		$9,711,834
Water and Sewer — 12.1%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	$4,000	$4,877,040
Suffolk County Water Authority, 5.00%, 6/1/36(1)	4,000	5,217,800
		$10,094,840
Total Tax-Exempt Investments — 149.3% (identified cost $110,661,089)		$124,851,599

Corporate Bonds & Notes — 2.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Hospital — 2.7%
Montefiore Obligated Group, 4.287%, 9/1/50	$500	$522,291
NYU Hospitals Center, 4.168%, 7/1/37	1,500	1,723,285
Total Corporate Bonds & Notes — 2.7% (identified cost $2,019,199)		$2,245,576

Miscellaneous — 0.7%

Security	Units	Value
Real Estate — 0.7%
CMS Liquidating Trust(2)(3)(4)	257	$634,785
Total Miscellaneous — 0.7% (identified cost $822,400)		$634,785
Total Investments — 152.7% (identified cost $113,502,688)		$127,731,960
Other Assets, Less Liabilities — (52.7)%		$(44,093,234)
Net Assets — 100.0%		$83,638,726

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 13.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 8.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Eaton Vance

New York Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $4,798,784 or 5.7% of the Trust's net assets.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing.

Abbreviations:

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FNMA	-	Federal National Mortgage Association

The Trust did not have any open derivative instruments at February 29, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$124,851,599	$—	$124,851,599
Corporate Bonds & Notes	—	2,245,576	—	2,245,576
Miscellaneous	—	—	634,785	634,785
Total Investments	$—	$127,097,175	$634,785	$127,731,960

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 29, 2020 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.